RIGHT-OF-USE ASSETS - Tabular disclosure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RIGHT-OF-USE-ASSETS
Balance at beginning of year	$ 135.6	$ 159.0
Balance at end of year	130.9	135.6
Cost
RIGHT-OF-USE-ASSETS
Balance at beginning of year	320.3	327.8
Additions financed with lease obligations	33.9	17.1
Retirement and other	(12.6)	(24.6)
Balance at end of year	341.6	320.3
Accumulated depreciation and amortisation
RIGHT-OF-USE-ASSETS
Balance at beginning of year	(184.7)	(168.8)
Depreciation	38.1	38.9
Retirement and other	12.1	23.0
Balance at end of year	$ (210.7)	$ (184.7)